Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 04, 2011
Prospectus Date	rr_ProspectusDate	Apr. 30, 2011
Supplement [Text Block]	cik0000811161_SupplementTextBlock
CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS

DATED APRIL 30, 2011

The date of this Supplement is May 4, 2011.

The following changes are made to the Prospectus of the Clearwater Investment Trust:

1.	The word "[Graphic]" in the Summary Section for the Clearwater Growth Fund on page 4 is replaced by the following: Clearwater Growth Fund % Total Return

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
-13.2%	-22.3%	29.5%	11.6%	5.9%	14.8%	5.4%	-37.5%	27.9%	14.4%

Calendar Years Ended December 31

2.
The word "[Graphic]" in the Summary Section of the Clearwater Small Cap Fund on page 6 is replaced by the following:

Clearwater Small Cap Fund
% Total Return

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
13.3%	-10.3%	58.7%	20.9%	9.2%	17.1%	3.1%	-37.4%	38.7%	30.0%

Calendar Years Ended December 31

3.
The word "[Graphic]" in the Summary Section of the Clearwater Tax-Exempt Bond Fund on page 9 is replaced by the following:

Clearwater Tax-Exempt Bond Fund
% Total Return

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
7.8%	5.5%	4.0%	4.1%	4.6%	5.4%	0.5%	-11.7%	20.5%	3.0%

Calendar Years Ended December 31

4.
The word "[Graphic]" in the Summary Section of the Clearwater International Fund on page 13 is replaced by the following:

Clearwater International Fund
% Total Return

2010
11.40%

Calendar Years Ended December 31

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Clearwater Growth Fund | Clearwater Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(13.20%)
Annual Return 2002	rr_AnnualReturn2002	(22.30%)
Annual Return 2003	rr_AnnualReturn2003	29.50%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	5.90%
Annual Return 2006	rr_AnnualReturn2006	14.80%
Annual Return 2007	rr_AnnualReturn2007	5.40%
Annual Return 2008	rr_AnnualReturn2008	(37.50%)
Annual Return 2009	rr_AnnualReturn2009	27.90%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Clearwater Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading
Clearwater Growth Fund % Total Return

Supplement Bar Chart Closing [Text Block]	cik0000811161_SupplementBarChartClosingTextBlock	Calendar Years Ended December 31
Clearwater Small Cap Fund | Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	13.30%
Annual Return 2002	rr_AnnualReturn2002	(10.30%)
Annual Return 2003	rr_AnnualReturn2003	58.70%
Annual Return 2004	rr_AnnualReturn2004	20.90%
Annual Return 2005	rr_AnnualReturn2005	9.20%
Annual Return 2006	rr_AnnualReturn2006	17.10%
Annual Return 2007	rr_AnnualReturn2007	3.10%
Annual Return 2008	rr_AnnualReturn2008	(37.40%)
Annual Return 2009	rr_AnnualReturn2009	38.70%
Annual Return 2010	rr_AnnualReturn2010	30.00%
Clearwater Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading	Clearwater Small Cap Fund
% Total Return

Supplement Bar Chart Closing [Text Block]	cik0000811161_SupplementBarChartClosingTextBlock	Calendar Years Ended December 31
Clearwater Tax-Exempt Bond Fund | Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	7.80%
Annual Return 2002	rr_AnnualReturn2002	5.50%
Annual Return 2003	rr_AnnualReturn2003	4.00%
Annual Return 2004	rr_AnnualReturn2004	4.10%
Annual Return 2005	rr_AnnualReturn2005	4.60%
Annual Return 2006	rr_AnnualReturn2006	5.40%
Annual Return 2007	rr_AnnualReturn2007	0.50%
Annual Return 2008	rr_AnnualReturn2008	(11.70%)
Annual Return 2009	rr_AnnualReturn2009	20.50%
Annual Return 2010	rr_AnnualReturn2010	3.00%
Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading	Clearwater Tax-Exempt Bond Fund
% Total Return

Supplement Bar Chart Closing [Text Block]	cik0000811161_SupplementBarChartClosingTextBlock	Calendar Years Ended December 31
CLEARWATER INTERNATIONAL FUND | CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2010	rr_AnnualReturn2010	11.40%
CLEARWATER INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading	Clearwater International Fund % Total Return
Supplement Bar Chart Closing [Text Block]	cik0000811161_SupplementBarChartClosingTextBlock	Calendar Years Ended December 31